Retirement Benefits (All Registrants)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Retirement Benefits (All Registrants)	Retirement Benefits (All Registrants)
Exelon sponsors defined benefit pension plans and OPEB plans for essentially all current employees. Substantially all non-union employees and electing union employees hired on or after January 1, 2001 participate in cash balance pension plans. Effective January 1, 2009, substantially all newly-hired union-represented employees participate in cash balance pension plans. Effective February 1, 2018 for most newly-hired BSC non-represented, non-craft, employees, January 1, 2021 for most newly-hired utility management employees, and for certain newly-hired union employees pursuant to their collective bargaining agreements, these newly-hired employees are not eligible for pension benefits, and will instead be eligible to receive an enhanced non-discretionary employer contribution in an Exelon defined contribution savings plan. Effective January 1, 2018, most newly-hired non-represented, non-craft, employees are not eligible for OPEB benefits and employees represented by Local 614 are not eligible for retiree health care benefits. Effective January 1, 2021, most non-represented, non-craft, employees who are under the age of 40 are not eligible for retiree health care benefits. Effective January 1, 2022, management employees retiring on or after that date are no longer eligible for retiree life insurance benefits.
Effective January 1, 2019, Exelon merged the Exelon Corporation Cash Balance Pension Plan (CBPP) into the Exelon Corporation Retirement Program (ECRP). The merging of the plans did not change the benefits offered to the plan participants and, thus, had no impact on Exelon's pension obligation. However, beginning in 2019, actuarial losses and gains related to the CBPP and ECRP are amortized over participants’ average remaining service period of the merged ECRP rather than each individual plan.
Effective February 1, 2022, in connection with the separation, pension and OPEB obligations and assets for current and former Generation employees and shared service employees supporting Generation, were transferred to pension and OPEB plans and trusts established by Generation. The retirement benefits information below does not reflect these balances, except as otherwise disclosed.
The tables below show the pension and OPEB plans in which employees of each operating company participated as of December 31, 2021:

Operating Company(e)
Name of Plan:	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Qualified Pension Plans:
Exelon Corporation Retirement Program(a)	X	X	X	X	X	X	X
Exelon Corporation Pension Plan for Bargaining Unit Employees(a)	X
Exelon Employee Pension Plan for Clinton, TMI, and Oyster Creek(a)	X	X	X	X	X		X
Pension Plan of Constellation Energy Group, Inc.(b)	X	X	X	X	X	X
Pension Plan of Constellation Energy Nuclear Group, LLC(c)	X		X	X	X
Pepco Holdings LLC Retirement Plan(d)	X	X	X	X	X	X	X
Non-Qualified Pension Plans:
Exelon Corporation Supplemental Pension Benefit Plan and 2000 Excess Benefit Plan(a)	X	X		X
Exelon Corporation Supplemental Management Retirement Plan(a)	X	X	X	X	X		X
Constellation Energy Group, Inc. Senior Executive Supplemental Plan(b)			X	X
Constellation Energy Group, Inc. Supplemental Pension Plan(b)			X	X
Constellation Energy Group, Inc. Benefits Restoration Plan(b)		X	X	X
Constellation Energy Nuclear Plan, LLC Executive Retirement Plan(c)				X
Constellation Energy Nuclear Plan, LLC Benefits Restoration Plan(c)				X
Baltimore Gas & Electric Company Executive Benefit Plan(b)			X
Baltimore Gas & Electric Company Manager Benefit Plan(b)		X	X
Pepco Holdings LLC 2011 Supplemental Executive Retirement Plan(d)				X	X	X	X
Conectiv Supplemental Executive Retirement Plan(d)				X		X	X
Pepco Holdings LLC Combined Executive Retirement Plan(d)				X	X
Atlantic City Electric Director Retirement Plan(d)							X

Operating Company(e)
Name of Plan:	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
OPEB Plans:
PECO Energy Company Retiree Medical Plan(a)	X	X	X	X	X	X	X
Exelon Corporation Health Care Program(a)	X	X	X	X	X	X	X
Exelon Corporation Employees’ Life Insurance Plan(a)	X	X	X
Exelon Corporation Health Reimbursement Arrangement Plan(a)	X	X	X
Constellation Energy Group, Inc. Retiree Medical Plan(b)	X	X	X	X	X	X
Constellation Energy Group, Inc. Retiree Dental Plan(b)			X
Constellation Energy Group, Inc. Employee Life Insurance Plan and Family Life Insurance Plan(b)	X		X	X	X	X
Constellation Mystic Power, LLC Post-Employment Medical Account Savings Plan(b)			X
Retiree Medical Plan of Constellation Energy Nuclear Group, LLC(c)	X		X	X
Retiree Dental Plan of Constellation Energy Nuclear Group, LLC(c)	X		X	X
Pepco Holdings LLC Welfare Plan for Retirees(d)	X	X	X	X	X	X	X
__________
(a)These plans are collectively referred to as the legacy Exelon plans.
(b)These plans are collectively referred to as the legacy Constellation Energy Group (CEG) Plans.
(c)These plans are collectively referred to as the legacy CENG plans.
(d)These plans are collectively referred to as the legacy PHI plans.
(e)Employees generally remain in their legacy benefit plans when transferring between operating companies.
Exelon’s traditional and cash balance pension plans are intended to be tax-qualified defined benefit plans. Exelon has elected that the trusts underlying these plans be treated as qualified trusts under the IRC. If certain conditions are met, Exelon can deduct payments made to the qualified trusts, subject to certain IRC limitations.
Benefit Obligations, Plan Assets, and Funded Status
During the first quarter of 2021, Exelon received an updated valuation of its pension and OPEB to reflect actual census data as of January 1, 2021. This valuation resulted in an increase to the pension obligations of $20 million and a decrease to the OPEB obligations of $5 million. Additionally, accumulated other comprehensive loss increased by $1 million (after-tax) and regulatory assets and liabilities increased by $21 million and $1 million, respectively.
The following tables provide a rollforward of the changes in the benefit obligations and plan assets of Exelon for the most recent two years for all plans combined:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Change in benefit obligation:
Net benefit obligation as of the beginning of year	$14,861	$13,652	$2,661	$2,692
Service cost	294	251	51	56
Interest cost	406	476	69	93
Plan participants’ contributions	—	—	32	31
Actuarial (gain) loss(a)	(442)	1,252	(116)	38
Plan amendments	—	—	—	(64)
Settlements	(23)	(19)	(5)	(5)
Gross benefits paid	(860)	(751)	(190)	(180)
Net benefit obligation as of the end of year	$14,236	$14,861	$2,502	$2,661

	Pension Benefits		OPEB
	2021	2020	2021	2020
Change in plan assets:
Fair value of net plan assets as of the beginning of year	$11,883	$10,859	$1,635	$1,627
Actual return on plan assets	822	1,488	130	122
Employer contributions	343	306	63	40
Plan participants’ contributions	—	—	32	31
Gross benefits paid	(860)	(751)	(190)	(180)
Settlements	(23)	(19)	(5)	(5)
Fair value of net plan assets as of the end of year	$12,165	$11,883	$1,665	$1,635
__________
(a)The pension and OPEB gains in 2021 primarily reflect an increase in the discount rate. In 2020, the actuarial losses primarily reflect a decrease in the discount rate. OPEB losses in 2020 were offset by gains related to plan changes.
Exelon presents its benefit obligations and plan assets net on its balance sheet within the following line items:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Other current liabilities	$20	$32	$26	$24
Pension obligations	2,051	2,946	—	—
Non-pension postretirement benefit obligations	—	—	811	1,002
Unfunded status (net benefit obligation less plan assets)	$2,071	$2,978	$837	$1,026
The following table provides the ABO and fair value of plan assets for all pension plans with an ABO in excess of plan assets. Information for pension and OPEB plans with projected benefit obligations (PBO) and accumulated postretirement benefit obligation (APBO), respectively, in excess of plan assets has been disclosed in the Obligations and Plan Assets table above as all pension and OPEB plans are underfunded.

	Exelon
ABO in Excess of Plan Assets	2021	2020
ABO	$13,497	$14,037
Fair value of net plan assets	12,165	11,883
Components of Net Periodic Benefit Costs
The majority of the 2021 pension benefit cost for the Exelon-sponsored plans is calculated using an expected long-term rate of return on plan assets of 7.00% and a discount rate of 2.58%. The majority of the 2021 OPEB cost is calculated using an expected long-term rate of return on plan assets of 6.46% for funded plans and a discount rate of 2.51%.
A portion of the net periodic benefit cost for all plans is capitalized in the Consolidated Balance Sheets. The following table presents the components of Exelon’s net periodic benefit costs, prior to capitalization, for the years ended December 31, 2021, 2020, and 2019.

	Pension Benefits			OPEB
	2021	2020	2019	2021	2020	2019
Components of net periodic benefit cost:
Service cost	$294	$251	$218	$51	$56	$55
Interest cost	406	476	553	69	93	114
Expected return on assets	(843)	(796)	(763)	(99)	(101)	(95)
Amortization of:
Prior service cost (credit)	2	3	1	(25)	(76)	(104)
Actuarial loss	399	349	289	27	34	32
Curtailment benefits	—	—	—	—	(1)	—
Settlement and other charges	7	6	6	1	1	—
Contractual termination benefits	—	—	1	—	—	—
Net periodic benefit cost	$265	$289	$305	$24	$6	$2
Cost Allocation to Exelon Subsidiaries
All Registrants account for their participation in Exelon’s pension and OPEB plans by applying multi-employer accounting. Exelon allocates costs related to its pension and OPEB plans to its subsidiaries based on both active and retired employee participation in each plan.
The amounts below represent the Registrants' allocated pension and OPEB costs. For Exelon, the service cost component is included in Operating and maintenance expense and Property, plant, and equipment, net while the non-service cost components are included in Other, net and Regulatory assets. For the Utility Registrants, the service cost and non-service cost components are included in Operating and maintenance expense and Property, plant, and equipment, net in their consolidated financial statements.

For the Years Ended December 31,	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
2021	$288	$129	$8	$64	$49	$6	$2	$11
2020	296	114	5	64	70	15	7	14
2019	307	96	12	61	95	25	15	16
Components of AOCI and Regulatory Assets
Exelon recognizes the overfunded or underfunded status of defined benefit pension and OPEB plans as an asset or liability on its balance sheet, with offsetting entries to AOCI and regulatory assets (liabilities). A portion of current year actuarial (gains) losses and prior service costs (credits) is capitalized in Exelon’s Consolidated Balance Sheets to reflect the expected regulatory recovery of these amounts, which would otherwise be recorded to AOCI. The following tables provide the components of AOCI and regulatory assets (liabilities) for Exelon for the years ended December 31, 2021, 2020, and 2019 for all plans combined. The tables include amounts related to Generation prior to the separation.

	Pension Benefits			OPEB
	2021	2020	2019	2021	2020	2019
Changes in plan assets and benefit obligations recognized in AOCI and regulatory assets (liabilities):
Current year actuarial (gain) loss	$(700)	$941	$538	$(270)	$22	$80
Amortization of actuarial loss	(598)	(512)	(414)	(37)	(49)	(45)
Current year prior service cost (credit)	—	—	68	—	(111)	—
Amortization of prior service (cost) credit	(3)	(4)	—	34	124	179
Curtailments	—	—	(3)	—	1	—
Settlements	(27)	(14)	(17)	(1)	(1)	(1)
Total recognized in AOCI and regulatory assets (liabilities)	$(1,328)	$411	$172	$(274)	$(14)	$213

Total recognized in AOCI	$(747)	$271	$169	$(130)	$6	$107
Total recognized in regulatory assets (liabilities)	$(581)	$140	$3	$(144)	$(20)	$106
The following table provides the components of gross accumulated other comprehensive loss and regulatory assets (liabilities) for Exelon that have not been recognized as components of periodic benefit cost as of December 31, 2021 and 2020, respectively, for all plans combined:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Prior service cost (credit)	$32	$35	$(111)	$(145)
Actuarial loss	6,752	8,077	230	538
Total	$6,784	$8,112	$119	$393

Total included in AOCI	$3,592	$4,339	$53	$183
Total included in regulatory assets (liabilities)	$3,192	$3,773	$66	$210
Average Remaining Service Period
For pension benefits, Exelon amortizes its unrecognized prior service costs (credits) and certain actuarial (gains) losses, as applicable, based on participants’ average remaining service periods.
For OPEB, Exelon amortizes its unrecognized prior service costs (credits) over participants’ average remaining service period to benefit eligibility age and amortizes certain actuarial (gains) losses over participants’ average remaining service period to expected retirement. The resulting average remaining service periods for pension and OPEB were as follows:

	2021	2020	2019
Pension plans	12.4	12.3	11.7
OPEB plans:
Benefit Eligibility Age	7.6	9.0	8.7
Expected Retirement	8.8	10.2	9.3
Assumptions
The measurement of the plan obligations and costs of providing benefits under Exelon’s defined benefit and OPEB plans involves various factors, including the development of valuation assumptions and inputs and accounting policy elections. The measurement of benefit obligations and costs is impacted by several assumptions and inputs, as shown below, among other factors. When developing the required assumptions, Exelon considers historical information as well as future expectations.
Expected Rate of Return. In determining the EROA, Exelon considers historical economic indicators (including inflation and GDP growth) that impact asset returns, as well as expectations regarding future long-term capital market performance, weighted by Exelon’s target asset class allocations.
Mortality. The mortality assumption is composed of a base table that represents the current expectation of life expectancy of the population adjusted by an improvement scale that attempts to anticipate future improvements in life expectancy. For the year ended December 31, 2021, Exelon’s mortality assumption utilizes the SOA 2019 base table (Pri-2012) and MP-2021 improvement scale adjusted to use Proxy SSA ultimate improvement rates. For the year ended December 31, 2020, Exelon's mortality assumption utilizes the SOA 2019 base table (Pri-2012) and MP-2020 improvement scale adjusted to use Proxy SSA ultimate improvement rates.
For Exelon, the following assumptions were used to determine the benefit obligations for the plans as of December 31, 2021 and 2020. Assumptions used to determine year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

	Pension Benefits				OPEB
	2021		2020		2021		2020
Discount rate	2.92%	(a)	2.58%	(a)	2.88%	(a)	2.51%	(a)
Investment crediting rate	3.75%	(b)	3.72%	(b)	N/A		N/A
Rate of compensation increase	3.75%		3.75%		3.75%		3.75%
Mortality table	Pri-2012 table with MP- 2021 improvement scale (adjusted)		Pri-2012 table with MP- 2020 improvement scale (adjusted)		Pri-2012 table with MP- 2021 improvement scale (adjusted)		Pri-2012 table with MP- 2020 improvement scale (adjusted)
Health care cost trend on covered charges	N/A		N/A		Initial and ultimate rate of 5.00%		Initial and ultimate trend of 5.00%
__________
(a)The discount rates above represent the blended rates used to determine the majority of Exelon’s pension and OPEB obligations. Certain benefit plans used individual rates, which range from 2.55% - 3.02% and 2.84% - 2.92% for pension and OPEB plans, respectively, as of December 31, 2021 and 2.11% - 2.73% and 2.45% - 2.63% for pension and OPEB plans, respectively, as of December 31, 2020.
(b)The investment crediting rate above represents a weighted average rate.

The following assumptions were used to determine the net periodic benefit cost for Exelon for the years ended December 31, 2021, 2020 and 2019:

	Pension Benefits						OPEB
	2021		2020		2019		2021		2020		2019
Discount rate	2.58%	(a)	3.34%	(a)	4.31%	(a)	2.51%	(a)	3.31%	(a)	4.30%	(a)
Investment crediting rate	3.72%	(b)	3.82%	(b)	4.46%	(b)	N/A		N/A		N/A
Expected return on plan assets	7.00%	(c)	7.00%	(c)	7.00%	(c)	6.46%	(c)	6.69%	(c)	6.67%	(c)
Rate of compensation increase	3.75%	(d)	3.75%	(d)	3.25%	(d)	3.75%	(d)	3.75%	(d)	3.25%	(d)
Mortality table	Pri-2012 table with MP- 2020 improvement scale (adjusted)		Pri-2012 table with MP - 2019 improvement scale (adjusted)		RP-2000 table projected to 2012 with improvement scale AA, with Scale BB-2D improvements (adjusted)		Pri-2012 table with MP- 2020 improvement scale (adjusted)		Pri-2012 table with MP - 2019 improvement scale (adjusted)		RP-2000 table projected to 2012 with improvement scale AA, with Scale BB-2D improvements (adjusted)
Health care cost trend on covered charges	N/A		N/A		N/A		Initial and ultimate rate of 5.00%		Initial and ultimate rate of 5.00%		5.00% with ultimate trend of 5.00% in 2017
__________
(a)The discount rates above represent the blended rates used to establish the majority of Exelon’s pension and OPEB costs. Certain benefit plans used individual rates, which range from 2.11%-2.73% and 2.45%-2.63% for pension and OPEB plans, respectively, for the year ended December 31, 2021; 3.02%-3.44% and 3.27%-3.40% for pension and OPEB plans; respectively, for the year ended December 31, 2020; and 4.13%-4.36% and 4.27%-4.38% for pension and OPEB plans, respectively, for the year ended December 31, 2019.
(b)The investment crediting rate above represents a weighted average rate.
(c)Not applicable to pension and OPEB plans that do not have plan assets.
(d)3.25% through 2019 and 3.75% thereafter.
Contributions
Exelon allocates contributions related to its legacy Exelon pension and OPEB plans to its subsidiaries based on accounting cost. For legacy CEG, CENG, FitzPatrick, and PHI plans, pension and OPEB contributions are allocated to the subsidiaries based on employee participation (both active and retired). The following tables provide contributions to the pension and OPEB plans:

	Pension Benefits			OPEB
	2021	2020	2019	2021	2020	2019
Exelon	$343	$306	$196	$63	$40	$36
ComEd	174	143	72	22	5	5
PECO	17	18	27	1	—	1
BGE	57	56	34	24	22	14
PHI	39	30	10	9	9	15
Pepco	2	2	2	9	9	12
DPL	1	—	1	—	—	—
ACE	3	2	—	—	—	1
Management considers various factors when making pension funding decisions, including actuarially determined minimum contribution requirements under ERISA, contributions required to avoid benefit restrictions and at-risk status as defined by the Pension Protection Act of 2006 (the Act), management of the pension obligation, and regulatory implications. The Act requires the attainment of certain funding levels to avoid benefit restrictions (such as an inability to pay lump sums or to accrue benefits prospectively), and at-risk status (which triggers higher minimum contribution requirements and participant notification). The projected contributions below reflect a funding strategy to make levelized annual contributions with the objective of achieving 100% funded status on an ABO basis over time. This level funding strategy helps minimize volatility of future period required pension contributions. Based on this funding strategy and current market conditions, which are subject to change, Exelon’s estimated annual qualified pension contributions will be approximately $313 million in 2022. In connection with the separation, an additional qualified pension contribution of $207 million was completed on February 1, 2022. Unlike the qualified pension plans, Exelon’s non-qualified pension plans are not funded, given that they are not subject to statutory minimum contribution requirements.
While OPEB plans are also not subject to statutory minimum contribution requirements, Exelon does fund certain of its plans. For Exelon's funded OPEB plans, contributions generally equal accounting costs, however, Exelon’s management has historically considered several factors in determining the level of contributions to its OPEB plans, including liabilities management, levels of benefit claims paid, and regulatory implications (amounts deemed prudent to meet regulatory expectations and best assure continued rate recovery). The amounts below include benefit payments related to unfunded plans.
The following table provides all Registrants' planned contributions to the qualified pension plans, planned benefit payments to non-qualified pension plans, and planned contributions to OPEB plans in 2022:

	Qualified Pension Plans	Non-Qualified Pension Plans	OPEB
Exelon	$313	$23	$39
ComEd	173	2	12
PECO	12	1	2
BGE	48	2	16
PHI	60	10	7
Pepco	2	1	6
DPL	1	1	—
ACE	7	—	—
Estimated Future Benefit Payments
Estimated future benefit payments to participants in all of the pension plans and postretirement benefit plans as of December 31, 2021 were:

	Pension Benefits	OPEB
2022	$769	$146
2023	775	147
2024	792	147
2025	794	147
2026	792	149
2027 through 2031	4,021	742
Total estimated future benefits payments through 2031	$7,943	$1,478
Plan Assets
Investment Strategy. On a regular basis, Exelon evaluates its investment strategy to ensure that plan assets will be sufficient to pay plan benefits when due. As part of this ongoing evaluation, Exelon may make changes to its targeted asset allocation and investment strategy.
Exelon has developed and implemented a liability hedging investment strategy for its qualified pension plans that has reduced the volatility of its pension assets relative to its pension liabilities. Exelon is likely to continue to gradually increase the liability hedging portfolio as the funded status of its plans improves. The overall objective is to achieve attractive risk-adjusted returns that will balance the liquidity requirements of the plans’ liabilities while striving to minimize the risk of significant losses. Trust assets for Exelon’s OPEB plans are managed in a diversified investment strategy that prioritizes maximizing liquidity and returns while minimizing asset volatility.
Actual asset returns have an impact on the costs reported for the Exelon-sponsored pension and OPEB plans. The actual asset returns across Exelon’s pension and OPEB plans for the year ended December 31, 2021 were 7.21% and 9.54%, respectively, compared to an expected long-term return assumption of 7.00% and 6.46%, respectively. Exelon used an EROA of 7.00% and 6.44% to estimate its 2022 pension and OPEB costs, respectively.
Exelon’s pension and OPEB plan target asset allocations as of December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020
Asset Category	Pension Benefits	OPEB	Pension Benefits	OPEB
Equity securities	35%	44%	34%	45%
Fixed income securities	41%	41%	43%	39%
Alternative investments(a)	24%	15%	23%	16%
Total	100%	100%	100%	100%
__________
(a)Alternative investments include private equity, hedge funds, real estate, and private credit.
Concentrations of Credit Risk. Exelon evaluated its pension and OPEB plans’ asset portfolios for the existence of significant concentrations of credit risk as of December 31, 2021. Types of concentrations that were evaluated include, but are not limited to, investment concentrations in a single entity, type of industry, foreign country, and individual fund. As of December 31, 2021, there were no significant concentrations (defined as greater than 10% of plan assets) of risk in Exelon’s pension and OPEB plan assets.
Fair Value Measurements
The following tables present pension and OPEB plan assets measured and recorded at fair value in Exelon's Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2021 and 2020:

	December 31, 2021					December 31, 2020
	Level 1	Level 2	Level 3	Not subject to leveling	Total	Level 1	Level 2	Level 3	Not subject to leveling	Total
Pension plan assets(a)
Cash equivalents	$260	$91	$—	$—	$351	$238	$71	$—	$—	$309
Equities(b)	2,699	—	2	1,273	3,974	2,485	—	1	1,491	3,977
Fixed income:
U.S. Treasury and agencies	1,002	176	—	—	1,178	664	214	—	—	878
State and municipal debt	—	47	—	—	47	—	50	—	—	50
Corporate debt(c)	—	2,523	325	—	2,848	—	2,846	336	—	3,182
Other(b)	43	161	12	301	517	—	140	12	314	466
Fixed income subtotal	1,045	2,907	337	301	4,590	664	3,250	348	314	4,576
Private equity	—	—	—	1,124	1,124	—	—	—	953	953
Hedge funds	—	—	—	774	774	—	—	—	768	768
Real estate	—	—	—	760	760	—	—	—	631	631
Private credit	—	—	130	603	733	—	—	136	611	747
Pension plan assets subtotal	4,004	2,998	469	4,835	12,306	3,387	3,321	485	4,768	11,961

OPEB plan assets(a)
Cash equivalents	54	41	—	—	95	32	33	—	—	65
Equities	387	2	—	324	713	396	1	—	364	761
Fixed income:
U.S. Treasury and agencies	14	44	—	—	58	10	42	—	—	52
State and municipal debt	—	7	—	—	7	—	57	—	—	57
Corporate debt(c)	—	74	—	—	74	—	57	—	—	57
Other	223	4	—	136	363	182	2	—	115	299
Fixed income subtotal	237	129	—	136	502	192	158	—	115	465
Hedge funds	—	—	—	175	175	—	—	—	197	197
Real estate	—	—	—	86	86	—	—	—	71	71
Private credit	—	—	—	84	84	—	—	—	75	75
OPEB plan assets subtotal	678	172	—	805	1,655	620	192	—	822	1,634
Total pension and OPEB plan assets(d)	$4,682	$3,170	$469	$5,640	$13,961	$4,007	$3,513	$485	$5,590	$13,595
__________
(a)See Note 16—Fair Value of Financial Assets and Liabilities for a description of levels within the fair value hierarchy.
(b)Includes derivative instruments of $(2) million and $1 million for the years ended December 31, 2021 and 2020, respectively, which have total notional amounts of $3,481 million and $4,018 million as of December 31, 2021 and 2020, respectively. The notional principal amounts for these instruments provide one measure of the transaction volume outstanding as of the fiscal years ended and do not represent the amount of the company’s exposure to credit or market loss.
(c)Includes investments in equities sold short held in investment vehicles primarily to hedge the equity option component of its convertible debt. Pension equities sold short totaled $(44) million and $(56) million as of December 31, 2021 and 2020, respectively. OPEB equities sold short totaled $(18) million and $(27) million as of December 31, 2021 and 2020, respectively.
(d)Excludes net liabilities of $131 million and $77 million as of December 31, 2021 and 2020, respectively, which include certain derivative assets that have notional amounts of $127 million and $140 million as of December 31, 2021 and 2020, respectively. These items are required to reconcile to the fair value of net plan assets and consist primarily of receivables or payables related to pending securities sales and purchases, interest and dividends receivable, and repurchase agreement obligations. The repurchase agreements generally have maturities ranging from 3-6 months.

The following table presents the reconciliation of Level 3 assets and liabilities for Exelon measured at fair value for pension and OPEB plans for the years ended December 31, 2021 and 2020:

	Fixed Income	Equities	Private Credit	Total
Pension Assets
Balance as of January 1, 2021	$348	$1	$136	$485
Actual return on plan assets:
Relating to assets still held as of the reporting date	(12)	—	18	6
Purchases, sales and settlements:
Purchases	10	—	5	15
Settlements(a)	(13)	—	(29)	(42)
Transfers into Level 3	4	1	—	5
Balance as of December 31, 2021	$337	$2	$130	$469

	Fixed Income	Equities	Private Credit	Total
Pension Assets
Balance as of January 1, 2020	$144	$3	$138	$285
Actual return on plan assets:
Relating to assets still held as of the reporting date	11	(2)	9	18
Purchases, sales and settlements:
Purchases	20	—	14	34
Settlements(a)	(2)	—	(25)	(27)
Transfers into Level 3(b)	175	—	—	175
Balance as of December 31, 2020	$348	$1	$136	$485
__________
(a)Represents cash settlements only.
(b)In 2020, a contract was terminated for a certain fixed income commingled fund resulting in the ownership of certain fixed income securities which led to a transfer into Level 3 from not subject to leveling of $175 million.
Valuation Techniques Used to Determine Fair Value
The techniques used to fair value the pension and OPEB assets invested in cash equivalents are the same as the valuation techniques used to determine the fair value of financial assets. See Cash Equivalents in Note 16 - Fair Value of Financial Assets and Liabilities for further information. Below outlines the techniques used to fair value the pension and OPEB assets invested in equities, fixed income, derivatives, private credit, private equity, and real estate investments.
Equities. These investments consist of individually held equity securities, equity mutual funds, and equity commingled funds in domestic and foreign markets. With respect to individually held equity securities, the trustees obtain prices from pricing services, whose prices are generally obtained from direct feeds from market exchanges, which Exelon is able to independently corroborate. Equity securities held individually, including real estate investment trusts, rights, and warrants, are primarily traded on exchanges that contain only actively traded securities due to the volume trading requirements imposed by these exchanges. The equity securities that are held directly by the trust funds are valued based on quoted prices in active markets and categorized as Level 1. Certain equity securities have been categorized as Level 2 because they are based on evaluated prices that reflect observable market information, such as actual trade information or similar securities. Certain private placement equity securities are categorized as Level 3 because they are not publicly traded and are priced using significant unobservable inputs.
Equity commingled funds and mutual funds are maintained by investment companies, and fund investments are held in accordance with a stated set of fund objectives. The values of some of these funds are publicly quoted. For mutual funds which are publicly quoted, the funds are valued based on quoted prices in active markets and have been categorized as Level 1. For equity commingled funds and mutual funds which are not publicly quoted, the fund administrators value the funds using the NAV per fund share, derived from the quoted prices in active markets on the underlying securities and are not classified within the fair value hierarchy. These investments can typically be redeemed monthly or more frequently, with 30 or less days of notice and without further restrictions.
Fixed income. For fixed income securities, which consist primarily of corporate debt securities, U.S. government securities, foreign government securities, municipal bonds, asset and mortgage-backed securities, commingled funds, mutual funds, and derivative instruments, the trustees obtain multiple prices from pricing vendors whenever possible, which enables cross-provider validations in addition to checks for unusual daily movements. A primary price source is identified based on asset type, class, or issue for each security. With respect to individually held fixed income securities, the trustees monitor prices supplied by pricing services and may use a supplemental price source or change the primary price source of a given security if the portfolio managers challenge an assigned price and the trustees determine that another price source is considered to be preferable. Exelon has obtained an understanding of how these prices are derived, including the nature and observability of the inputs used in deriving such prices. Additionally, Exelon selectively corroborates the fair values of securities by comparison to other market-based price sources. Investments in U.S. Treasury securities have been categorized as Level 1 because they trade in highly-liquid and transparent markets. Certain private placement fixed income securities have been categorized as Level 3 because they are priced using certain significant unobservable inputs and are typically illiquid. The remaining fixed income securities, including certain other fixed income investments, are based on evaluated prices that reflect observable market information, such as actual trade information of similar securities, adjusted for observable differences and are categorized as Level 2.
Other fixed income investments primarily consist of fixed income commingled funds and mutual funds, which are maintained by investment companies and hold fund investments in accordance with a stated set of fund objectives. The values of some of these funds are publicly quoted. For mutual funds which are publicly quoted, the funds are valued based on quoted prices in active markets and have been categorized as Level 1. For fixed income commingled funds and mutual funds which are not publicly quoted, the fund administrators value the funds using the NAV per fund share, derived from the quoted prices in active markets of the underlying securities and are not classified within the fair value hierarchy. These investments typically can be redeemed monthly or more frequently, with 30 or less days of notice and without further restrictions.
Derivative instruments. These instruments, consisting primarily of futures and swaps to manage risk, are recorded at fair value. Over-the-counter derivatives are valued daily, based on quoted prices in active markets and trade in open markets, and have been categorized as Level 1. Derivative instruments other than over-the-counter derivatives are valued based on external price data of comparable securities and have been categorized as Level 2.
Private credit. Private credit investments primarily consist of investments in private debt strategies. These investments are generally less liquid assets with an underlying term of 3 to 5 years and are intended to be held to maturity. The fair value of these investments is determined by the fund manager or administrator using a combination of valuation models including cost models, market models, and income models and typically cannot be redeemed until maturity of the term loan. Private credit investments held directly by Exelon are categorized as Level 3 because they are based largely on inputs that are unobservable and utilize complex valuation models. For managed private credit funds, the fair value is determined using a combination of valuation models including cost models, market models, and income models and typically cannot be redeemed until maturity of the term loan. Managed private credit fund investments are not classified within the fair value hierarchy because their fair value is determined using NAV or its equivalent as a practical expedient.
Private equity. These investments include those in limited partnerships that invest in operating companies that are not publicly traded on a stock exchange such as leveraged buyouts, growth capital, venture capital, distressed investments, and investments in natural resources. These investments typically cannot be redeemed and are generally liquidated over a period of 8 to 10 years from the initial investment date, which is based on Exelon's understanding of the investment funds. Private equity valuations are reported by the fund manager and are based on the valuation of the underlying investments, which include unobservable inputs such as cost, operating results, discounted future cash flows, and market based comparable data. These valuation inputs are unobservable. The fair value of private equity investments is determined using NAV or its equivalent as a practical expedient, and therefore, these investments are not classified within the fair value hierarchy.
Real estate. These investments are funds with a direct investment in pools of real estate properties. These funds are reported by the fund manager and are generally based on independent appraisals of the underlying investments from sources with professional qualifications, typically using a combination of market based comparable data and discounted cash flows. These valuation inputs are unobservable. Certain real estate investments cannot be redeemed and are generally liquidated over a period of 8 to 10 years from the initial investment date, which is based on Exelon's understanding of the investment funds. The remaining liquid real estate investments are generally redeemable from the investment vehicle quarterly, with 30 to 90 days of notice. The fair value of real estate investments is determined using NAV or its equivalent as a practical expedient, and therefore, these investments are not classified within the fair value hierarchy.
Pension and OPEB assets also include investments in hedge funds. Hedge fund investments include those that employ a broad range of strategies to enhance returns and provide additional diversification. The fair value of hedge funds is determined using NAV or its equivalent as a practical expedient, and therefore, hedge funds are not classified within the fair value hierarchy. Exelon has the ability to redeem these investments at NAV or its equivalent subject to certain restrictions which may include a lock-up period or a gate.
Defined Contribution Savings Plan
The Registrants participate in various 401(k) defined contribution savings plans that are sponsored by Exelon. The plans are qualified under applicable sections of the IRC and allow employees to contribute a portion of their pre-tax and/or after-tax income in accordance with specified guidelines. All Registrants match a percentage of the employee contributions up to certain limits. The following table presents matching contributions to the savings plan for the years ended December 31, 2021, 2020, and 2019:

For the Years Ended December 31,	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
2021	$90	$35	$12	$12	14	$4	$3	$2
2020	95	36	12	13	14	4	3	3
2019	88	35	11	12	13	3	3	2